Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 390,479	Royalties	UNITED STATES	snj:US-LA	Louisiana Federal Government [Member]	Louisiana Office of Natural Resource Revenue [Member]	Natural Gas [Member]	Well
#: 2
	390,479	Fees	UNITED STATES	snj:US-LA	Louisiana Federal Government Office of Natural Resource Revenue [Member]	Louisiana [Member]	Natural Gas [Member]	Well
#: 3
	147,327		UNITED STATES	snj:US-OK	Oklahoma Federal Government Office of Natural Resource Revenue [Member]	Oklahoma Office of Natural Resource Revenue [Member]	Natural Gas [Member]	Well
#: 4
	$ 147,327		UNITED STATES	snj:US-OK	Oklahoma Federal Government [Member]	Oklahoma [Member]	Natural Gas [Member]	Well